PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,322	$ 6,914
Less - accumulated depreciation and amortization	5,471	5,864
Property and equipment, net	851	1,050
Depreciation and amortization expense	737	526	509
Computers, software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,797	6,394
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	179	179
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 346	$ 341